B.A.D. ETF
Schedule of Investments
February 28, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 99.8%
Beverages-Wine/Spirits — 11.9%
Brown-Forman Corp. - Class B	2,916	$190,211
Cia Cervecerias Unidas SA - ADR (b)	12,442	198,823
Diageo PLC - ADR (b)	989	197,493
MGP Ingredients, Inc.	2,397	190,825
The Duckhorn Portfolio, Inc. (a)	9,971	195,631
		972,983
Brewery — 12.6%
Ambev SA - ADR (b)	76,635	224,541
Anheuser-Busch InBev SA/NV - ADR (b)	3,586	221,722
Constellation Brands, Inc. - Class A	882	190,177
Molson Coors Beverage Co. - Class B	4,517	235,697
The Boston Beer Co., Inc. - Class A (a)	403	154,534
		1,026,671
Casino Hotels — 9.2%
Boyd Gaming Corp. (a)	2,277	161,530
Las Vegas Sands Corp. (a)	3,778	161,925
Melco Resorts & Entertainment, Ltd. - ADR (a)(b)	13,812	138,396
MGM Resorts International	3,413	151,162
Wynn Resorts, Ltd. (a)	1,644	142,239
		755,252
Casino Services — 7.1%
Accel Entertainment, Inc. (a)	11,023	144,291
Caesars Entertainment, Inc. (a)	1,585	133,441
Everi Holdings, Inc. (a)	6,759	158,161
Scientific Games Corp. (a)	2,289	144,024
		579,917
Consumer Products-Misc — 2.0%
Cronos Group, Inc. (a)(b)	45,844	164,122

Gambling (Non-Hotel) — 12.1%
Bally's Corp. (a)	3,708	133,562
Golden Entertainment, Inc. (a)	3,053	173,807
International Game Technology PLC (b)	5,638	172,636
Monarch Casino & Resort, Inc. (a)	2,067	161,019
Red Rock Resorts, Inc. - Class A	2,903	145,963
Rush Street Interactive, Inc. (a)	8,248	85,202
Sportradar Holding AG - Class A (a)(b)	7,989	117,039
		989,228
Internet Gambling — 2.5%
DraftKings, Inc. - Class A (a)	4,582	108,502
Genius Sports, Ltd. (a)(b)	17,680	99,892
		208,394
Medical-Biomedical/Gene — 13.5%
Amgen, Inc.	616	139,512
BeiGene, Ltd. - ADR (a)(b)	430	90,524
Biogen, Inc. (a)	562	118,588
BioNTech SE - ADR (a)(b)	464	69,976
Genmab A/S - ADR (a)(b)	3,323	111,187
Gilead Sciences, Inc.	1,882	113,673
Moderna, Inc. (a)	480	73,728
Regeneron Pharmaceuticals, Inc. (a)	198	122,435
Seagen, Inc. (a)	901	116,112
Vertex Pharmaceuticals, Inc. (a)	629	144,682
		1,100,417
Medical-Drugs — 25.3% (d)
AbbVie, Inc.	1,056	156,045
AstraZeneca PLC - ADR (b)	2,382	145,016
Aurora Cannabis, Inc. (a)(b)	32,775	124,545
Bristol-Myers Squibb Co.	2,276	156,293
Canopy Growth Corp. (a)(b)	20,179	143,675
Eli Lilly & Co.	538	134,473
GlaxoSmithKline PLC - ADR (b)	3,058	128,008
Johnson & Johnson	790	130,010
Merck & Co., Inc.	1,814	138,916
Novartis AG - ADR (b)	1,627	142,298
Novo Nordisk A/S - ADR (b)	1,153	118,701
Pfizer, Inc.	2,513	117,960
Sanofi - ADR (b)	2,767	145,129
Takeda Pharmaceutical Co., Ltd. - ADR (a)(b)	9,675	147,060
Tilray Brands, Inc. (a)	23,023	140,441
		2,068,570
Racetracks — 3.6%
Churchill Downs, Inc.	621	149,580
Penn National Gaming, Inc. (a)	2,823	144,961
		294,541
TOTAL COMMON STOCKS (Cost $8,666,661)		8,160,095

SHORT-TERM INVESTMENTS - 0.1%
Money Market Fund — 0.1%
First American Government Obligations Fund - Class X, 0.03% (c)	8,979	8,979
TOTAL SHORT-TERM INVESTMENTS (Cost $8,979)		8,979

TOTAL INVESTMENTS (Cost $8,675,640) — 99.9%		8,169,074
Other assets and liabilities, net — 0.1%		4,668
NET ASSETS — 100.0%		$8,173,742

Percentages are stated as a percent of net assets

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security, or represents a foreign issued security.
(c)	The rate shown is the seven-day yield at period end.
(d)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$8,160,095	$-	$-	$8,160,095
Short-Term Investments*	8,979	-	-	8,979
Total Investments - Assets	$8,169,074	$-	$-	$8,169,074

* See the Schedule of Investments for industry classifications.